Financial Assets and Financial Liabilities (Details) - Schedule of Financial Assets - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial assets at FVTPL
Equity investment at FVTPL
Total non-current financial assets at FVTPL
Total financial assets
Financial assets at amortised cost
Trade receivables (Note 16)	22,844	9,279
Financial assets included in prepayments, other receivables and other assets, net	7,231	7,683
Net investments in subleases
Amounts due from related parties, net	303	2,377
Amounts due from shareholders, net	1,913	99
Cash and cash equivalents	7,574	5,425
Total current financial assets at amortised cost	39,865	24,863
Financial assets included in prepayments, other receivables and other assets	1,642	306
Investment in associates and joint ventures	2,370
Total non-current financial assets at amortised cost	4,012	306
Total financial assets at amortised cost	43,877	25,169
Total financial assets	¥ 43,877	¥ 25,169